Warrants (Details 3) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2013
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Issuances upon exercise of common stock warrants		522,009	522,009	478,828
Warrant liability			$ 11,518	$ 15,343
Series A4 Redeemable Convertible Preferred Stock Warrant [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Issuances upon exercise of common stock warrants					719,670
Exercise price of warrants					$ 0.04
Warrant liability					$ 1,700
Number of shares issued upon exercise of warrants		708,493	708,493
Fair value of warrants exercised		$ 17,500	$ 8,600
Warrants outstanding		708,493	708,493	719,670
Warrants and Rights Subject to Mandatory Redemption [Member] | Series A4 Redeemable Convertible Preferred Stock Warrant [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Issuances upon exercise of common stock warrants					719,670
Exercise price of warrants					$ 0.04
Warrant liability			$ 8,600	$ 7,700	$ 1,700
Number of shares issued upon exercise of warrants	11,177
Fair value of warrants exercised	$ 100
Warrants outstanding			708,493	719,670